Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Capitalized Costs, Along with the related Accumulated Depreciation and Allowances (Parenthetical) (Detail)
$ in Millions
Dec. 31, 2021 ARS ($)
Disclosure of information about consolidated structured entities [line items]
Upstream support equipment and facilities contracts comprised in right-of-use assets	$ 27,770
Upstream Contracts comprised in right-of-use assets [member] | IFRS 16 [member]
Disclosure of information about consolidated structured entities [line items]
Upstream wells related equipment contracts comprised in right-of-use assets	43,423
Accumulated Depreciation Of All Upstream Contracts	$ (39,315)